Eaton Vance
Georgia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.6%
Security	Principal Amount (000's omitted)	Value
Education — 10.0%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,017,810
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	462,294
5.00%, 6/15/37	520	561,153
Georgia Private Colleges and Universities Authority, (Agnes Scott College), 4.00%, 6/1/34	400	406,052
Georgia Private Colleges and Universities Authority, (Emory University):
4.00%, 9/1/40	2,000	2,024,340
5.00%, 10/1/38	1,000	1,038,070
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	943,220
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,937,920
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	253,607
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,624,913
		$ 11,269,379
Electric Utilities — 5.0%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,204,372
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	510,370
4.00%, 3/1/36	475	480,652
4.00%, 3/1/37	1,000	1,003,550
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,555,905
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	899,810
		$ 5,654,659
Escrowed/Prerefunded — 2.3%
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 893,818
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	460	504,703
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	$1,000	$ 1,050,030
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	90	90,185
		$ 2,538,736
General Obligations — 16.4%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,500	$ 1,722,435
Bleckley County School District, GA, 5.00%, 10/1/42	1,500	1,608,930
Bryan County School District, GA:
4.00%, 8/1/33	500	504,910
4.00%, 8/1/34	435	439,206
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,020,630
Dalton, GA, 5.00%, 2/1/48	2,000	2,076,640
Georgia, 4.00%, 7/1/36	1,000	1,024,600
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,578,122
5.00%, 6/1/43	750	825,225
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	2,008,240
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,126,610
Puerto Rico:
0.00%, 7/1/33	750	457,537
5.625%, 7/1/29	1,500	1,587,630
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,199
Walton County Public Facilities Authority, GA:
5.00%, 8/1/38	725	821,447
5.00%, 8/1/43	500	550,860
		$ 18,434,221
Hospital — 12.5%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,455,090
4.00%, 7/1/49	1,500	1,434,255
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	421,870
5.00%, 7/1/29	500	525,765
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,877,738
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,552,215

Eaton Vance
Georgia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	$1,250	$ 1,288,350
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,034,500
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	241,665
4.00%, 8/1/38	500	475,735
5.00%, 8/1/28	650	658,775
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,309,150
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,350,505
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	500	470,340
		$ 14,095,953
Housing — 1.4%
Georgia Housing and Finance Authority, 2.40%, 12/1/41	$2,125	$ 1,560,090
		$ 1,560,090
Industrial Development Revenue — 4.5%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,154,360
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	608,025
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	959,150
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	477,750
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,000	915,900
		$ 5,115,185
Insured - Electric Utilities — 4.6%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,605,534
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/48	500	516,960
(AGM), 5.00%, 7/1/55	1,000	1,020,560
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	607,386
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	973,699
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.25%, 7/1/34	$420	$ 417,291
		$ 5,141,430
Insured - General Obligations — 1.1%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,192,715
		$ 1,192,715
Insured - Hospital — 0.9%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,050,780
		$ 1,050,780
Insured - Lease Revenue/Certificates of Participation — 1.3%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,428	$ 1,467,613
		$ 1,467,613
Insured - Water and Sewer — 2.0%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	$1,590	$ 1,679,358
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	512,470
		$ 2,191,828
Lease Revenue/Certificates of Participation — 1.4%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,060,870
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	527,635
		$ 1,588,505
Other Revenue — 3.2%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 467,835
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,066,160
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,034,590
		$ 3,568,585
Senior Living/Life Care — 1.9%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(1)	$800	$ 760,808
4.00%, 4/1/30(1)	970	898,967

Eaton Vance
Georgia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 506,950
		$ 2,166,725
Special Tax Revenue — 5.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 194,418
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	770,722
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,023,590
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,031,030
Green Bonds, 5.00%, 7/1/39	1,000	1,121,440
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,944,140
		$ 6,085,340
Transportation — 9.1%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,776,175
(AMT), 4.00%, 7/1/39	600	585,276
(AMT), 4.00%, 7/1/40	3,000	2,902,710
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,980,710
		$ 10,244,871
Water and Sewer — 14.6%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,017,170
5.00%, 11/1/39	1,500	1,572,180
Barrow County Water & Sewerage Authority, GA, (Barrow County Project), 5.00%, 8/1/37	500	572,220
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,206,062
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	388,358
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,287,640
5.00%, 10/1/45	2,650	2,879,437
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,501,155
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,823,753
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,019,220
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	$1,000	$ 1,071,890
5.25%, 2/1/47	1,000	1,099,700
		$ 16,438,785
Total Tax-Exempt Municipal Obligations (identified cost $110,657,339)		$109,805,400

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.5%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,753,133
Total Taxable Municipal Obligations (identified cost $1,717,041)		$ 1,753,133
Total Investments — 99.1% (identified cost $112,374,380)		$111,558,533
Other Assets, Less Liabilities — 0.9%		$ 978,019
Net Assets — 100.0%		$112,536,552
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $2,770,093 or 2.5% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.9% of total investments.

Eaton Vance
Georgia Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$109,805,400	$ —	$109,805,400
Taxable Municipal Obligations	—	1,753,133	—	1,753,133
Total Investments	$ —	$111,558,533	$ —	$111,558,533
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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